Note 9 - Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details)	Jun. 30, 2025 USD ($)
Details
Deferred Tax Assets, Operating Loss Carryforwards	$ 5,249,474
Deferred Tax Assets, Goodwill and Intangible Assets	(8,383)
Deferred Tax Assets, Valuation Allowance	(5,241,092)
Deferred Tax Assets, Net of Valuation Allowance	$ 0